S000004431 [Member] Expense Example - iShares U.S. Consumer Staples ETF - iShares U.S. Consumer Staples ETF	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	$ 480